Quarterly Holdings Report
for
Fidelity® Series Select International Small Cap Fund
January 31, 2026
SSI-NPRT1-0426
1.9906201.103
Common Stocks - 97.8%
	Shares	Value ($)
AUSTRALIA - 8.2%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Amotiv Ltd	176,313	1,030,087
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Beach Energy Ltd	740,394	634,155
Whitehaven Coal Ltd	273,110	1,679,291
TOTAL ENERGY		2,313,446
Financials - 1.5%
Insurance - 1.5%
AUB Group Ltd	35,278	742,134
nib holdings Ltd/Australia	342,247	1,603,919
Steadfast Group Ltd	433,321	1,578,116
TOTAL FINANCIALS		3,924,169
Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
Ansell Ltd	45,767	1,040,232
Industrials - 1.5%
Construction & Engineering - 0.6%
Ventia Services Group Pty Ltd	418,146	1,682,997
Professional Services - 0.9%
ALS Ltd	140,862	2,416,919
TOTAL INDUSTRIALS		4,099,916
Materials - 3.2%
Chemicals - 0.7%
Dyno Nobel Ltd	777,056	1,899,271
Metals & Mining - 2.5%
Evolution Mining Ltd	250,693	2,567,926
Imdex Ltd	603,158	1,591,834
Sandfire Resources Ltd (a)	191,984	2,653,708
		6,813,468
TOTAL MATERIALS		8,712,739
Real Estate - 0.4%
Diversified REITs - 0.4%
GPT Group/The unit	312,269	1,150,303
TOTAL AUSTRALIA		22,270,892
AUSTRIA - 1.1%
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
AT&S Austria Technologie & Systemtechnik AG (a)	43,727	1,974,792
Materials - 0.4%
Construction Materials - 0.4%
Wienerberger AG	30,562	1,010,724
TOTAL AUSTRIA		2,985,516
BAILIWICK OF JERSEY - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
JTC PLC (b)(c)	107,282	1,899,583
BELGIUM - 1.9%
Financials - 0.7%
Banks - 0.7%
KBC Ancora	18,729	1,722,753
Health Care - 0.6%
Health Care Providers & Services - 0.6%
Fagron	61,065	1,603,292
Real Estate - 0.6%
Industrial REITs - 0.6%
Warehouses De Pauw CVA	59,998	1,699,735
TOTAL BELGIUM		5,025,780
DENMARK - 0.3%
Industrials - 0.3%
Machinery - 0.3%
FLSmidth & Co A/S	11,000	945,424
FINLAND - 2.8%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Puuilo Oyj	79,571	1,161,073
Industrials - 0.8%
Machinery - 0.8%
Konecranes Oyj A Shares	18,837	2,218,330
Materials - 0.8%
Chemicals - 0.4%
Kemira Oyj	47,711	1,121,471
Containers & Packaging - 0.4%
Huhtamaki Oyj	28,278	992,842
TOTAL MATERIALS		2,114,313
Utilities - 0.8%
Electric Utilities - 0.8%
Fortum Oyj	90,175	2,128,693
TOTAL FINLAND		7,622,409
FRANCE - 3.8%
Communication Services - 0.3%
Media - 0.3%
IPSOS SA	22,052	936,834
Consumer Discretionary - 0.1%
Household Durables - 0.1%
SEB SA	6,630	374,396
Energy - 0.8%
Energy Equipment & Services - 0.8%
Vallourec SACA	94,111	1,992,363
Health Care - 0.6%
Pharmaceuticals - 0.6%
Euroapi SA (a)	101,810	255,601
Virbac SACA	3,569	1,487,026
TOTAL HEALTH CARE		1,742,627
Industrials - 1.4%
Commercial Services & Supplies - 0.6%
Elis SA	56,155	1,630,802
Trading Companies & Distributors - 0.8%
Rexel SA	45,793	1,929,137
TOTAL INDUSTRIALS		3,559,939
Materials - 0.6%
Construction Materials - 0.6%
Vicat SACA	17,224	1,596,568
TOTAL FRANCE		10,202,727
GERMANY - 3.3%
Consumer Discretionary - 0.6%
Automobile Components - 0.6%
SAF-Holland SE	77,789	1,565,678
Industrials - 0.6%
Aerospace & Defense - 0.5%
Hensoldt AG	12,528	1,242,208
Machinery - 0.1%
Stabilus SE	13,105	301,360
TOTAL INDUSTRIALS		1,543,568
Information Technology - 0.9%
IT Services - 0.5%
Bechtle AG	27,300	1,418,665
Software - 0.4%
Mensch und Maschine Software SE	19,918	1,037,651
TOTAL INFORMATION TECHNOLOGY		2,456,316
Materials - 0.8%
Chemicals - 0.2%
Wacker Chemie AG	8,700	707,956
Metals & Mining - 0.6%
Aurubis AG (d)	8,200	1,559,067
TOTAL MATERIALS		2,267,023
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Patrizia SE	104,325	1,056,070
TOTAL GERMANY		8,888,655
HONG KONG - 2.1%
Consumer Discretionary - 0.8%
Specialty Retail - 0.8%
Luk Fook Holdings International Ltd	471,635	1,940,368
Industrials - 0.3%
Marine Transportation - 0.3%
Pacific Basin Shipping Ltd	2,272,235	892,943
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
ASMPT Ltd	120,925	1,608,288
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Hysan Development Co Ltd	421,383	1,156,469
TOTAL HONG KONG		5,598,068
IRELAND - 0.7%
Financials - 0.7%
Banks - 0.7%
Bank of Ireland Group PLC	98,296	1,997,652
ISRAEL - 3.2%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Bezeq The Israeli Telecommunication Corp Ltd	1,164,038	2,997,924
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	18,173	2,071,369
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
Nova Ltd (Israel) (a)	7,162	3,558,299
TOTAL ISRAEL		8,627,592
ITALY - 3.3%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
RAI Way SpA (b)(c)	180,932	1,224,611
Consumer Discretionary - 0.9%
Automobile Components - 0.9%
Brembo NV	127,054	1,527,120
Pirelli & C SpA (b)(c)	111,700	840,233
TOTAL CONSUMER DISCRETIONARY		2,367,353
Financials - 0.8%
Capital Markets - 0.8%
Banca Generali SpA	31,641	2,128,446
Health Care - 0.8%
Health Care Equipment & Supplies - 0.3%
GVS SpA (a)(b)(c)	184,676	907,364
Pharmaceuticals - 0.5%
Recordati Industria Chimica e Farmaceutica SpA	24,267	1,332,965
TOTAL HEALTH CARE		2,240,329
Industrials - 0.3%
Aerospace & Defense - 0.3%
Avio SpA (b)	21,683	890,572
TOTAL ITALY		8,851,311
JAPAN - 37.2%
Communication Services - 1.0%
Entertainment - 0.3%
Daiichikosho Co Ltd	92,131	995,070
Wireless Telecommunication Services - 0.7%
Okinawa Cellular Telephone Co	85,456	1,789,076
TOTAL COMMUNICATION SERVICES		2,784,146
Consumer Discretionary - 5.4%
Automobile Components - 0.8%
Shoei Co Ltd	94,692	1,086,057
Stanley Electric Co Ltd	58,474	1,150,513
		2,236,570
Distributors - 0.5%
PALTAC Corp	42,752	1,335,378
Hotels, Restaurants & Leisure - 1.2%
Food & Life Cos Ltd	41,911	2,294,056
Kyoritsu Maintenance Co Ltd	52,758	958,787
		3,252,843
Household Durables - 1.8%
Haseko Corp	105,448	2,156,520
Nikon Corp (d)	108,543	1,360,996
Rinnai Corp	43,209	1,133,273
		4,650,789
Leisure Products - 0.3%
Sega Sammy Holdings Inc	58,883	920,951
Specialty Retail - 0.8%
Nextage Co Ltd	98,401	2,082,342
TOTAL CONSUMER DISCRETIONARY		14,478,873
Consumer Staples - 2.2%
Consumer Staples Distribution & Retail - 0.5%
Tsuruha Holdings Inc	80,400	1,281,122
Food Products - 1.4%
Kotobuki Spirits Co Ltd	81,109	937,082
Morinaga & Co Ltd/Japan	68,616	1,195,327
Toyo Suisan Kaisha Ltd	22,224	1,583,941
		3,716,350
Personal Care Products - 0.3%
Milbon Co Ltd (d)	50,654	830,377
TOTAL CONSUMER STAPLES		5,827,849
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Itochu Enex Co Ltd	101,100	1,249,051
San-Ai Obbli Co Ltd	91,400	1,295,168
TOTAL ENERGY		2,544,219
Financials - 3.4%
Banks - 2.8%
Hokuhoku Financial Group Inc	92,687	3,174,212
Kyoto Financial Group Inc	80,288	1,933,532
Suruga Bank Ltd	193,096	2,419,315
		7,527,059
Financial Services - 0.6%
Fuyo General Lease Co Ltd	8,648	242,687
Zenkoku Hosho Co Ltd	74,372	1,476,771
		1,719,458
TOTAL FINANCIALS		9,246,517
Health Care - 2.6%
Health Care Equipment & Supplies - 0.2%
Nagaileben Co Ltd	55,779	643,714
Health Care Providers & Services - 1.0%
As One Corp	84,004	1,260,114
H.U. Group Holdings Inc	69,016	1,431,516
		2,691,630
Pharmaceuticals - 1.4%
Kissei Pharmaceutical Co Ltd	34,988	1,039,964
Santen Pharmaceutical Co Ltd	99,300	1,115,168
Sawai Group Holdings Co Ltd	98,677	1,511,143
		3,666,275
TOTAL HEALTH CARE		7,001,619
Industrials - 9.4%
Air Freight & Logistics - 0.1%
AZ-COM MARUWA Holdings Inc	52,400	335,880
Building Products - 1.0%
Nichias Corp	28,500	1,426,842
Sanwa Holdings Corp	52,570	1,188,905
		2,615,747
Commercial Services & Supplies - 1.1%
Daiei Kankyo Co Ltd	61,707	1,624,813
Park24 Co Ltd	95,675	1,331,945
		2,956,758
Construction & Engineering - 0.9%
Penta-Ocean Construction Co Ltd	234,101	2,452,040
Electrical Equipment - 0.8%
SWCC Corp	30,661	2,286,301
Ground Transportation - 0.5%
Kyushu Railway Co	51,112	1,303,231
Machinery - 2.9%
Daihatsu Diesel Manufacturing Co Ltd	80,445	1,271,443
Galilei Co Ltd	51,709	1,288,047
Hosokawa Micron Corp	40,494	1,603,956
Japan Steel Works Ltd/The	17,600	970,637
Meidensha Corp	34,061	1,329,339
Takeuchi Manufacturing Co Ltd	29,373	1,212,804
		7,676,226
Professional Services - 0.4%
Timee Inc (a)	54,800	479,447
Visional Inc (a)	10,700	588,998
		1,068,445
Trading Companies & Distributors - 1.0%
Inaba Denki Sangyo Co Ltd	105,468	1,753,484
Sojitz Corp	27,500	1,000,064
		2,753,548
Transportation Infrastructure - 0.7%
Kamigumi Co Ltd	53,510	1,869,531
TOTAL INDUSTRIALS		25,317,707
Information Technology - 4.0%
Electronic Equipment, Instruments & Components - 2.7%
Anritsu Corp	92,697	1,283,299
Daiwabo Holdings Co Ltd	74,473	1,460,972
Dexerials Corp	67,891	1,179,407
Hamamatsu Photonics KK	101,000	1,117,291
Maruwa Co Ltd/Aichi	4,235	1,303,666
Riken Keiki Co Ltd	42,059	894,121
		7,238,756
IT Services - 0.8%
NSD Co Ltd	58,947	1,235,236
Zuken Inc	30,363	945,656
		2,180,892
Semiconductors & Semiconductor Equipment - 0.5%
SUMCO Corp	129,324	1,348,726
TOTAL INFORMATION TECHNOLOGY		10,768,374
Materials - 5.3%
Chemicals - 2.5%
Fujimi Inc	58,800	1,037,245
Kaneka Corp	44,418	1,343,504
Kuraray Co Ltd	90,333	972,148
Resonac Holdings Corp (d)	51,812	2,996,365
Teijin Ltd	34,700	335,094
		6,684,356
Construction Materials - 0.3%
Maeda Kosen Co Ltd	82,030	980,586
Containers & Packaging - 0.4%
FP Corp	65,009	1,107,707
Metals & Mining - 2.1%
Dowa Holdings Co Ltd	29,729	1,769,986
Toho Titanium Co Ltd (d)	125,200	1,505,539
UACJ Corp	146,316	2,309,705
		5,585,230
TOTAL MATERIALS		14,357,879
Real Estate - 2.6%
Diversified REITs - 0.5%
Daiwa House REIT Investment Corp	1,618	1,409,320
Industrial REITs - 0.5%
SOSiLA Logistics REIT Inc	1,571	1,299,354
Real Estate Management & Development - 1.1%
Relo Group Inc	83,237	942,306
Tokyo Tatemono Co Ltd	85,007	1,993,347
		2,935,653
Residential REITs - 0.5%
Daiwa Securities Living Investments Corp	1,760	1,305,557
TOTAL REAL ESTATE		6,949,884
Utilities - 0.4%
Gas Utilities - 0.4%
Nippon Gas Co Ltd	62,779	1,188,972
TOTAL JAPAN		100,466,039
NETHERLANDS - 0.5%
Real Estate - 0.5%
Retail REITs - 0.5%
Eurocommercial Properties NV	46,666	1,374,591
NEW ZEALAND - 1.3%
Industrials - 0.6%
Building Products - 0.6%
Fletcher Building Ltd (a)	739,180	1,664,525
Utilities - 0.7%
Electric Utilities - 0.7%
Contact Energy Ltd	307,575	1,731,535
TOTAL NEW ZEALAND		3,396,060
NORWAY - 1.8%
Energy - 1.1%
Energy Equipment & Services - 1.1%
DOF Group ASA A Shares	141,121	1,652,920
TGS ASA	122,182	1,287,840
TOTAL ENERGY		2,940,760
Financials - 0.7%
Banks - 0.7%
SpareBank 1 SMN	97,528	1,960,991
TOTAL NORWAY		4,901,751
SINGAPORE - 1.0%
Real Estate - 1.0%
Hotel & Resort REITs - 0.4%
CDL Hospitality Trusts unit	1,501,539	1,021,013
Industrial REITs - 0.6%
Mapletree Industrial Trust	996,807	1,653,379
TOTAL SINGAPORE		2,674,392
SPAIN - 4.4%
Consumer Discretionary - 0.6%
Automobile Components - 0.6%
CIE Automotive SA	45,135	1,540,822
Consumer Staples - 0.0%
Food Products - 0.0%
Viscofan SA	4,400	294,156
Financials - 1.6%
Banks - 1.0%
Bankinter SA	160,335	2,740,566
Insurance - 0.6%
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,123,050	1,565,499
TOTAL FINANCIALS		4,306,065
Health Care - 0.5%
Biotechnology - 0.5%
Grifols SA Class A	96,900	1,239,344
Industrials - 1.7%
Air Freight & Logistics - 0.6%
Logista Integral SA	46,927	1,714,360
Construction & Engineering - 0.3%
Sacyr SA	164,300	772,391
Sacyr SA rights 1/27/2026 (a)	164,240	9,652
		782,043
Machinery - 0.8%
Construcciones y Auxiliar de Ferrocarriles SA	20,500	1,368,073
Fluidra SA	24,595	714,848
		2,082,921
TOTAL INDUSTRIALS		4,579,324
TOTAL SPAIN		11,959,711
SWEDEN - 4.2%
Consumer Discretionary - 0.4%
Household Durables - 0.4%
JM AB	67,100	1,029,005
Consumer Staples - 0.4%
Food Products - 0.4%
AAK AB	41,315	1,150,280
Financials - 1.0%
Banks - 0.3%
Noba (a)	64,700	839,375
Capital Markets - 0.7%
Avanza Bank Holding AB	44,486	1,735,491
TOTAL FINANCIALS		2,574,866
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
AddLife AB B Shares	79,090	1,211,988
Industrials - 0.9%
Commercial Services & Supplies - 0.5%
Loomis AB	30,771	1,276,785
Trading Companies & Distributors - 0.4%
AddTech AB B Shares	35,951	1,173,679
TOTAL INDUSTRIALS		2,450,464
Information Technology - 0.6%
IT Services - 0.6%
Atea ASA	93,363	1,492,955
Materials - 0.5%
Metals & Mining - 0.5%
Alleima AB	156,500	1,367,783
TOTAL SWEDEN		11,277,341
SWITZERLAND - 2.9%
Consumer Staples - 0.6%
Food Products - 0.6%
Barry Callebaut AG (d)	923	1,614,250
Financials - 0.6%
Capital Markets - 0.6%
VZ Holding AG	8,837	1,728,419
Industrials - 0.5%
Machinery - 0.5%
Bucher Industries AG	2,880	1,333,730
Real Estate - 1.2%
Real Estate Management & Development - 1.2%
International Workplace Group PLC	409,800	1,386,174
PSP Swiss Property AG	8,789	1,762,234
TOTAL REAL ESTATE		3,148,408
TOTAL SWITZERLAND		7,824,807
UKRAINE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ferrexpo PLC (a)	606,000	630,207
UNITED KINGDOM - 12.5%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Zegona Communications plc	140,939	3,037,449
Consumer Discretionary - 2.9%
Broadline Retail - 0.3%
B&M European Value Retail SA	290,936	702,053
Distributors - 0.7%
Inchcape PLC	136,522	1,525,303
Diversified Consumer Services - 0.3%
ME Group International PLC	462,666	877,461
Hotels, Restaurants & Leisure - 0.2%
Playtech Plc	155,900	631,444
Household Durables - 0.5%
Vistry Group PLC (a)	162,330	1,477,571
Leisure Products - 0.5%
Games Workshop Group PLC	6,201	1,446,716
Textiles, Apparel & Luxury Goods - 0.4%
Burberry Group PLC (a)	79,807	1,200,151
TOTAL CONSUMER DISCRETIONARY		7,860,699
Financials - 2.4%
Banks - 0.6%
Close Brothers Group PLC (a)	216,300	1,494,669
Capital Markets - 0.6%
ICG PLC	31,444	780,929
St James's Place PLC	41,100	854,836
		1,635,765
Insurance - 1.2%
Lancashire Holdings Ltd	212,651	1,792,443
Sabre Insurance Group PLC (b)(c)	842,257	1,498,253
		3,290,696
TOTAL FINANCIALS		6,421,130
Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
Convatec Group PLC (b)(c)	348,200	1,095,857
Industrials - 3.8%
Aerospace & Defense - 0.7%
Senior PLC	586,534	1,966,330
Commercial Services & Supplies - 0.8%
Mitie Group PLC	941,325	2,158,793
Construction & Engineering - 0.5%
Balfour Beatty PLC	126,600	1,236,884
Industrial Conglomerates - 0.5%
DCC PLC	20,370	1,292,206
Machinery - 0.5%
IMI PLC	38,503	1,455,176
Marine Transportation - 0.3%
Clarkson PLC	14,300	819,874
Passenger Airlines - 0.5%
JET2 PLC	72,705	1,230,640
TOTAL INDUSTRIALS		10,159,903
Materials - 1.0%
Chemicals - 0.4%
Elementis PLC	490,526	1,084,677
Metals & Mining - 0.6%
Hill & Smith PLC	53,154	1,621,952
TOTAL MATERIALS		2,706,629
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
Grainger PLC	331,921	881,117
Savills PLC	112,710	1,662,564
TOTAL REAL ESTATE		2,543,681
TOTAL UNITED KINGDOM		33,825,348
UNITED STATES - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Acerinox SA	79,732	1,182,324
TOTAL COMMON STOCKS (Cost $209,837,019)		264,428,180

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
GERMANY - 0.4%
Industrials - 0.4%
Machinery - 0.4%
Jungheinrich AG (Cost $934,739)	27,339	1,179,589

Money Market Funds - 4.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.70	4,454,654	4,455,545
Fidelity Securities Lending Cash Central Fund (e)(f)	3.70	6,939,726	6,940,420
TOTAL MONEY MARKET FUNDS (Cost $11,395,965)			11,395,965

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $222,167,723)	277,003,734
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(6,466,917)
NET ASSETS - 100.0%	270,536,817

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,356,473 or 3.1% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,465,901 or 2.8% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $1,454,984.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,885,677	7,770,368	6,200,389	47,058	(111)	-	4,455,545	4,454,654	0.0%
Fidelity Securities Lending Cash Central Fund	4,298,768	8,495,781	5,854,291	19,301	162	-	6,940,420	6,939,726	0.0%
Total	7,184,445	16,266,149	12,054,680	66,359	51	-	11,395,965

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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